UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--97.5%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--3.8%
DCH Health Care Authority,
Health Care Facilities Revenue
(LOC; Regions Bank)		2.37	11/7/08	25,000,000 a	25,000,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		1.85	11/7/08	2,200,000 a	2,200,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.38	2/1/09	7,475,000 b	7,615,367
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		1.87	11/7/08	20,750,000 a,c	20,750,000

Arizona--1.8%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		1.87	11/7/08	9,700,000 a	9,700,000
JPMorgan Chase Putters and Drivers
Trust (Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)
(Liquidity Facility; JPMorgan
Chase Bank)		1.83	11/7/08	8,500,000 a,c	8,500,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		1.90	11/7/08	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)		1.75	11/7/08	7,600,000 a	7,600,000

Arkansas--.5%
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR
(Warehouse Program))
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds

TSB Bank PLC)	2.02	11/7/08	185,000 a,c	185,000
Pulaski County Public Facilities
Board, MFHR, Refunding
(Markham Oaks and Indian Hills
Apartments Projects) (LOC;
Regions Bank)	2.47	11/7/08	6,400,000 a	6,400,000

California--2.6%
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	1.30	11/1/08	22,500,000 a	22,500,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.08	11/7/08	15,995,000 a,c	15,995,000

Colorado--4.7%
Colorado Housing and Finance
Authority, EDR (Monaco LLC
Project) (LOC; JPMorgan Chase
Bank)	2.12	11/7/08	2,940,000 a	2,940,000
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	2.12	11/7/08	3,100,000 a	3,100,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	2.12	11/7/08	2,835,000 a	2,835,000
Denver City and County,
Airport System Revenue	5.00	11/15/08	4,975,000	4,978,725
Denver City and County,
CP (LOC; Wachovia Bank)	1.75	11/13/08	22,000,000	22,000,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	1.77	11/7/08	10,000,000 a	10,000,000
Erie,
COP (LOC; Key Bank)	3.00	11/7/08	4,165,000 a	4,165,000
Morgan Keegan Municipal Products
Inc. (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	2.02	11/7/08	16,035,000 a,c	16,035,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	1.87	11/7/08	2,600,000 a	2,600,000

District of Columbia--1.2%
Metropolitan Washington Airports
Authority, CP (LOC; Bank of
America)	1.80	12/9/08	18,000,000	18,000,000

Florida--8.4%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.50	11/4/08	5,000,000	5,000,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.75	11/5/08	10,000,000	10,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	2.00	11/7/08	13,230,000 a	13,230,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,140,387
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(LOC; Berkshire Hathaway)	2.05	11/7/08	6,700,000 a	6,700,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.25	11/1/08	11,300,000 a	11,300,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	1.65	12/4/08	22,000,000	22,000,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (LOC; Regions Bank)	1.87	11/7/08	20,000,000 a	20,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	2.05	11/7/08	4,400,000 a	4,400,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.00	11/1/08	5,000,000 a	5,000,000

Georgia--7.4%
Albany-Dougherty County Hospital
Authority, RAC, Refunding
(Phoebe Putney Memorial
Hospital) (LOC; SunTrust Bank)	1.00	11/1/08	7,000,000 a	7,000,000
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of

Athens, Inc. Project) (LOC;
SunTrust Bank)	1.90	11/7/08	950,000 a	950,000
Atlanta,
Tax Allocation Revenue
(Westside Project) (LOC;
Wachovia Bank)	2.30	11/7/08	28,770,000 a	28,770,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	2.80	11/7/08	26,509,000 a	26,509,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.75	11/4/08	13,000,000	13,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	1.60	12/3/08	20,000,000	20,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	1.97	11/7/08	11,595,000 a,c	11,595,000

Hawaii--1.4%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.93	11/7/08	20,000,000 a,c	20,000,000

Illinois--2.6%
Illinois Finance Authority,
Revenue (Fenwick High School,
Inc. Project) (LOC; JPMorgan
Chase Bank)	1.80	11/7/08	7,835,000 a	7,835,000
Illinois Finance Authority,
Revenue (IIT Research
Institute) (LOC; Fifth Third
Bank)	2.10	11/7/08	1,720,000 a	1,720,000
Lombard,
Revenue (Elmhurst Memorial
Healthcare Project) (LOC;
Fifth Third Bank)	2.10	11/7/08	6,482,000 a	6,482,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	2.10	11/7/08	12,850,000 a	12,850,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	2.05	11/7/08	8,405,000 a	8,405,000

Indiana--2.4%

Indiana Finance Authority,
EDR (Beford Machine and Tool,
Inc., Metal Technologies, Inc.
and Beford Recycling, Inc.
Project) (LOC; Fifth Third
Bank)	2.38	11/7/08	6,832,000 a	6,832,000
Indiana Finance Authority,
Revenue (Marion General
Hospital Project) (LOC;
Regions Bank)	1.85	11/7/08	6,000,000 a	6,000,000
Indianapolis,
MFHR (Washington Pointe
Project) (LOC; Fifth Third
Bank)	2.38	11/7/08	2,500,000 a	2,500,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	5,000,000	5,000,000
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	8.00	11/7/08	14,000,000 a	14,000,000

Kansas--1.6%
Junction City,
GO Temporary Notes	4.50	6/1/09	10,000,000	10,042,228
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	1.95	11/7/08	10,000,000 a	10,000,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	1.90	11/7/08	3,350,000 a	3,350,000

Kentucky--2.1%
Kentucky Asset/Liability
Commission, General Fund TRAN	3.00	6/25/09	13,000,000	13,100,757
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services, Inc. Project) (LOC;
Bank One)	1.95	11/7/08	6,100,000 a	6,100,000
Lexington-Fayette Urban County
Government, Educational
Building Revenue, Refunding
(The Lexington Christian
Academy, Inc. Project) (LOC;
Fifth Third Bank)	2.31	11/7/08	3,290,000 a	3,290,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community
Hospital Corporation Project)
(Insured; Assured Guaranty and
Liquidity Facility; Branch

Banking and Trust Co.)	1.75	11/7/08	8,555,000 a	8,555,000

Maine--.8%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	1.80	11/7/08	11,090,000 a	11,090,000

Maryland--1.4%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	2.40	11/7/08	7,275,000 a	7,275,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	1.85	11/7/08	6,680,000 a	6,680,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	1.94	11/7/08	1,959,500 a	1,959,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	1.87	11/7/08	3,840,000 a	3,840,000

Massachusetts--2.7%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	1.87	11/7/08	10,750,000 a,c	10,750,000
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.04	11/7/08	4,000,000 a,c	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/28/09	17,600,000	17,600,000
Silver Lake Regional School
District, GO Notes, BAN	2.25	11/21/08	6,900,000	6,901,669

Michigan--6.9%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured; Assured
Guaranty and Liquidity
Facility; PB Finance Inc.)	2.14	11/7/08	12,555,000 a,c	12,555,000
Kent Hospital Finance Authority,

LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	2.10	11/7/08	6,030,000 a	6,030,000
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
Fifth Third Bank)	2.31	11/7/08	3,620,000 a	3,620,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
ABN-AMRO)	1.95	11/7/08	5,000,000 a	5,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.80	11/7/08	6,500,000 a	6,500,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.85	11/7/08	25,000,000 a	25,000,000
Michigan Housing Development
Authority, SFMR	1.90	11/6/08	18,000,000	18,000,000
Michigan Strategic Fund,
LOR (HME, Inc. Project) (LOC;
Fifth Third Bank)	2.58	11/7/08	1,660,000 a	1,660,000
Michigan Strategic Fund,
LOR, Refunding (Grand Rapids
Christian School Association
Project) (LOC; Fifth Third
Bank)	2.10	11/7/08	14,335,000 a	14,335,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	2.00	11/7/08	3,000,000 a	3,000,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	1.85	11/7/08	4,625,000 a	4,625,000

Minnesota--1.0%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	1.82	11/7/08	7,000,000 a	7,000,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	2.75	6/1/09	7,500,000	7,529,942

Mississippi--.6%
Medical Center Educational
Building Corporation, Revenue,
Refunding (Adult Hospital
Project) (Liquidity Facility;

KBC Bank)	1.25	11/1/08	8,965,000 a	8,965,000

Missouri--2.4%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	2.00	11/25/08	24,000,000	24,000,000
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	2.00	11/25/08	7,237,000	7,237,000
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Webster Groves
School District)	4.25	11/3/08	3,240,000	3,240,128

Nebraska--.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/09	3,475,000	3,484,851

New Hampshire--1.0%
New Hampshire Business Finance
Authority, IDR (The Keeney
Manufacturing Company Project)
(LOC; Bank of America)	1.82	11/7/08	300,000 a	300,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	1.90	11/7/08	5,000,000 a	5,000,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; Bank of
America)	2.05	11/7/08	8,580,000 a	8,580,000

New Jersey--1.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	6.00	11/7/08	21,545,000 a	21,545,000

New York--1.2%
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	1.65	11/14/08	18,000,000	18,000,000

North Carolina--3.9%
North Carolina Capital Facilities
Finance Agency, SWDR,
Refunding (Duke Energy
Carolinas) (LOC; Wells Fargo

Bank)	1.80	11/7/08	15,000,000 a	15,000,000
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	1.85	11/7/08	20,000,000 a	20,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Wake Forest University Health
Sciences) (LOC; Bank of
America)	1.50	11/7/08	5,100,000 a	5,100,000
Puttable Floating Option Tax
Exempt Receipts (The Board of
Governers of the University of
North Carolina at Chapel Hill,
General Revenue) (Liquidity
Facility; PB Capital Corp.)	1.88	11/7/08	17,155,000 a,c	17,155,000

Ohio--5.3%
Hamilton County,
EDR (Taft Museum Project)
(LOC; Fifth Third Bank)	2.31	11/7/08	9,495,000 a	9,495,000
Lakewood,
Educational Facilities Revenue
(Saint Edward High School
Project) (LOC; Fifth Third
Bank)	2.10	11/7/08	1,050,000 a	1,050,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	1.61	11/7/08	20,510,000 a,c	20,510,000
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	2.65	11/7/08	5,400,000 a	5,400,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	1.95	11/7/08	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	1.95	11/7/08	9,700,000 a	9,700,000
Student Loan Funding Corporation,
Student Loan Senior Revenue,
Refunding (Liquidity Facility;
Citibank NA)	1.65	11/7/08	16,400,000 a	16,400,000

Oklahoma--1.5%
Tulsa County Industrial Authority,

Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.00	11/17/08	21,150,000	21,150,000

Oregon--.8%
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	2.43	11/7/08	11,290,000 a	11,290,000

Pennsylvania--9.8%
Chartiers Valley Industrial and
Commercial Development
Authority, Revenue (Wesley
Hills Project) (LOC; Fifth
Third Bank)	2.31	11/7/08	6,470,000 a	6,470,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	3,100,000 a	3,100,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.87	11/7/08	5,400,000 a	5,400,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	1.85	11/7/08	10,040,000 a	10,040,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	2.05	11/7/08	7,385,000 a	7,385,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.50	11/4/08	20,000,000	20,000,000
New Garden General Authority,
Municipal Revenue (Municipal
Pooled Financing Program II)
(Insured; FSA and Liquidity
Facility; Bank of Nova Scotia)	2.70	11/7/08	46,100,000 a	46,100,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	8,000,000	8,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.97	11/7/08	16,000,000 a	16,000,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Assurance Corporation and

Merrill Lynch Capital Services)	2.36	11/7/08	10,000,000 a,c	10,000,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR (Hunt Club
Apartments)) (Liquidity
Facility; FHLMC and LOC; FHLMC)	2.04	11/7/08	10,000,000 a,c	10,000,000

South Dakota--.4%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; Citigroup)	1.93	11/7/08	6,135,000 a,c	6,135,000

Texas--6.3%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.04	11/7/08	5,000,000 a,c	5,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	2.35	11/7/08	3,660,000 a	3,660,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/29/09	9,955,000	9,955,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank, DEPFA
Bank PLC and JPMorgan Chase
Bank)	1.60	12/9/08	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	1.85	12/2/08	5,000,000	5,000,000
Houston,
CP (LOC; Dexia Credit Locale)	4.00	11/4/08	10,000,000	10,000,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue (Motiva
Enterprises LLC Project)	2.25	11/7/08	13,000,000 a	13,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	1.78	1/12/09	10,000,000	10,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)

(Liquidity Facility; JPMorgan
Chase Bank)	1.00	11/1/08	6,530,000 a	6,530,000
Texas Department of Housing and
Community Affairs, MFHR
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	2.00	11/7/08	13,490,000 a,c	13,490,000
Texas Department of Housing and
Community Affairs, MFHR,
Refunding (Champions Crossing
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	1.92	11/7/08	5,025,000 a	5,025,000

Utah--.5%
Salt Lake Valley Fire Service
Area, TRAN	3.75	12/30/08	7,000,000	7,008,236

Virginia--4.6%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	1.92	11/7/08	13,520,000 a	13,520,000
Norfolk,
GO Notes, Refunding	3.00	11/1/08	1,855,000	1,855,000
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue (Metro
Machine Corp. Project) (LOC;
Wachovia Bank)	2.43	11/7/08	5,100,000 a	5,100,000
Virginia Commonwealth University,
General Pledge Revenue (LOC;
Wachovia Bank)	1.25	11/1/08	31,300,000 a	31,300,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	15,000,000	15,102,362

Washington--2.6%
King County,
GO Notes, Refunding	5.00	1/1/09	3,905,000	3,924,255
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	2.00	11/7/08	5,590,000 a	5,590,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	3.15	11/7/08	600,000 a	600,000
Washington Housing Finance
Commission, MFHR (Country Club
Apartments Project) (LOC; U.S.
Bank NA)	1.30	11/1/08	10,620,000 a	10,620,000
Washington Housing Finance
Commission, Nonprofit Housing

Revenue (Mirabella Project)
(LOC; HSH Nordbank)	2.50	11/1/08	13,300,000 a	13,300,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key
Bank)	2.65	11/7/08	4,000,000 a	4,000,000

Wisconsin--1.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	1.80	11/7/08	6,460,000 a	6,460,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	10,000,000	10,103,329

Wyoming--.5%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	7,000,000	7,000,000

Total Investments (cost $1,419,091,736)			97.5%	1,419,091,736
Cash and Receivables (Net)			2.5%	35,693,931
Net Assets			100.0%	1,454,785,667

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $202,655,000 or 13.9% of net assets.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,419,091,736

Level 3 - Significant Unobservable Inputs	0

Total	1,419,091,736

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels

James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)